Operating leases - Schedule of Future Minimum Lease Receivables for Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under non-cancellable operating lease	$ 659,482	$ 282,767
Less than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under non-cancellable operating lease	151,039	103,007
Between 1 and 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under non-cancellable operating lease	394,721	147,967
More than 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under non-cancellable operating lease	$ 113,721	$ 31,793